Eaton Vance

Short Duration Inflation-Protected Income Fund

July 31, 2019 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At July 31, 2019, the Fund owned 0.7% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2019 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 21.3%

Description		Value
Senior Debt Portfolio (identified cost, $55,562,920)		$54,525,699

Total Investment in Affiliated Portfolio (identified cost $55,562,920)		$54,525,699

U.S. Treasury Obligations — 57.4%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/21(1)	$20,529	$20,286,736
0.125%, 1/15/22(1)	22,628	22,429,238
0.125%, 4/15/22(1)	22,112	21,893,625
0.125%, 7/15/22(1)	2,227	2,216,132
0.125%, 1/15/23(1)	22,188	22,027,803
0.625%, 7/15/21(1)	4,545	4,561,035
0.625%, 4/15/23(1)	18,557	18,733,778
0.625%, 1/15/24(1)	14,267	14,492,304
1.125%, 1/15/21(1)	14,047	14,102,514
2.375%, 1/15/25(1)	5,434	6,051,276

Total U.S. Treasury Obligations (identified cost $146,612,169)		$146,794,441

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust
Series 2017-MTL6, Class A, 3.245%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(3)	$1,721	$1,724,942

Total Commercial Mortgage-Backed Securities (identified cost $1,720,914)		$1,724,942

Asset-Backed Securities — 19.5%
Security	Principal Amount (000’s omitted)	Value
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/23(2)	$5,630	$5,667,034
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(2)	160	161,308
Avant Loans Funding Trust
Series 2018-A, Class A, 3.09%, 6/15/21(2)	157	156,593
Series 2018-B, Class A, 3.42%, 1/18/22(2)	1,180	1,183,425

Security	Principal Amount (000’s omitted)	Value
Series 2019-A, Class A, 3.48%, 7/15/22(2)	$1,309	$1,313,266
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,016	1,013,806
Chesapeake Funding Il, LLC
Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	752	748,955
Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	3,081	3,072,076
CNH Equipment Trust
Series 2016-C, Class A3, 1.44%, 12/15/21	207	205,927
Series 2017-A, Class A3, 2.07%, 5/16/22	1,103	1,101,216
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/26(2)	5,071	5,070,856
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(2)	2,770	2,788,326
Enterprise Fleet Financing, LLC
Series 2016-2, Class A3, 2.04%, 2/22/22(2)	525	523,940
Series 2017-1, Class A2, 2.13%, 7/20/22(2)	2,696	2,692,877
Exeter Automobile Receivables Trust
Series 2017-1A, Class B, 3.00%, 12/15/21(2)	536	537,384
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	490	489,204
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	942	943,838
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(2)	3,269	3,269,415
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(2)	936	936,203
NextGear Floorplan Master Owner Trust
Series 2016-2A, Class A2, 2.19%, 9/15/21(2)	3,725	3,722,779
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/21(2)	1,208	1,206,063
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	1,470	1,465,962
OSCAR US Funding Trust VII, LLC
Series 2017-2A, Class A2B, 3.029%, (1 mo. USD LIBOR + 0.65%), 11/10/20(2)(3)	94	93,764
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(2)	1,750	1,759,463
Prosper Marketplace Issuance Trust
Series 2018-2A, Class A, 3.35%, 10/15/24(2)	343	343,681
Springleaf Funding Trust
Series 2016-AA, Class A, 2.90%, 11/15/29(2)	2,816	2,817,659
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	825	822,745
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(2)	411	411,233
Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,555	1,576,500
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(2)	39	39,420
Series 2016-1A, Class B, 1.46%, 1/20/21(2)	2,520	2,516,280
Volvo Financial Equipment, LLC
Series 2018-1A, Class A2, 2.26%, 9/15/20(2)	274	274,404

Security	Principal Amount (000’s omitted)	Value
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	$958	$957,390

Total Asset-Backed Securities (identified cost $49,620,845)		$49,882,992

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(4)	5,231,046	$5,231,046

Total Short-Term Investments (identified cost $5,230,895)		$5,231,046

Total Investments — 100.9% (identified cost $258,747,743)		$258,159,120

Other Assets, Less Liabilities — (0.9)%		$(2,387,056)

Net Assets — 100.0%		$255,772,064

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $47,840,391 or 18.7% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $102,487.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.940 (pays upon termination	% )	8/1/21	$10,915
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132 (pays upon termination	% )	4/7/22	(73,180)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965 (pays upon termination	% )	5/8/22	(22,562)

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784 (pays upon termination	% )	6/19/22	$38,093
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770 (pays upon termination	% )	6/22/22	41,428
Bank of America, N.A.	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.303 (pays upon termination	% )	6/7/23	(232,382)
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856 (pays upon termination	% )	1/9/24	(17,698)
Barclays Bank PLC	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.360 (pays upon termination	% )	8/26/20	82,496
Barclays Bank PLC	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.467 (pays upon termination	% )	9/14/20	29,922
Barclays Bank PLC	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.885 (pays upon termination	% )	11/28/20	(31,559)
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.145 (pays upon termination	% )	2/2/21	(87,048)
Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.878 (pays upon termination	% )	7/3/21	14,179
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934 (pays upon termination	% )	7/20/22	5,986
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157 (pays upon termination	% )	1/9/23	(130,916)
Barclays Bank PLC	11,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.333 (pays upon termination	% )	7/3/23	(279,642)
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.471 (pays upon termination	% )	8/3/21	50,063
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.075 (pays upon termination	% )	9/28/22	(25,452)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207 (pays upon termination	% )	1/23/23	(81,224)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763 (pays upon termination	% )	1/2/24	9,780

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890 (pays upon termination	% )	12/21/23	$(27,447)
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783 (pays upon termination	% )	12/28/23	6,435

								$(719,813)

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate was $289,297 and $1,009,110, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$54,525,699	$—	$—	$54,525,699
U.S. Treasury Obligations	—	146,794,441	—	146,794,441
Commercial Mortgage-Backed Securities	—	1,724,942	—	1,724,942
Asset-Backed Securities	—	49,882,992	—	49,882,992
Short-Term Investments	—	5,231,046	—	5,231,046
Total Investments	$54,525,699	$203,633,421	$—	$258,159,120
Swap Contracts	$—	$289,297	$—	$289,297
Total	$54,525,699	$203,922,718	$—	$258,448,417

Liability Description
Swap Contracts	$—	$(1,009,110)	$—	$(1,009,110)
Total	$—	$(1,009,110)	$—	$(1,009,110)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2019 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.